Fair value (Details) - Schedule of assets and liabilities that are recognized in the financial statements - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021		Dec. 31, 2020
Assets measured at fair value:
Fair value	$ 472,710		$ 455,393
FVTPL [Member]
Assets measured at fair value:
Fair value	25,513		22,780
Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	17,600		14,935
Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value	404,026		390,918
Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	6,783	[1]	6,748
Investment properties [Member]
Assets measured at fair value:
Fair value	18,788		20,012
Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability	17,423		13,628
Level 1 [Member]
Assets measured at fair value:
Fair value	447,139		428,633
Level 1 [Member] | FVTPL [Member]
Assets measured at fair value:
Fair value	25,513		22,780
Level 1 [Member] | Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	17,600		14,935
Level 1 [Member] | Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value	404,026		390,918
Level 1 [Member] | Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value		[1]
Level 1 [Member] | Investment properties [Member]
Assets measured at fair value:
Fair value
Level 1 [Member] | Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability	17,423		13,628
Level 2 [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | FVTPL [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value		[1]
Level 2 [Member] | Investment properties [Member]
Assets measured at fair value:
Fair value
Level 2 [Member] | Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability
Level 3 [Member]
Assets measured at fair value:
Fair value	25,571		26,760
Level 3 [Member] | FVTPL [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Quoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Quoted bonds at FVOCI [Member]
Assets measured at fair value:
Fair value
Level 3 [Member] | Unquoted equities at FVOCI [Member]
Assets measured at fair value:
Fair value	6,783	[1]	6,748
Level 3 [Member] | Investment properties [Member]
Assets measured at fair value:
Fair value	18,788		20,012
Level 3 [Member] | Derivative financial liability [Member]
Liabilities measured at fair value:
Derivative financial liability

[1]	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows: